Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III Real Estate and Accumulated Depreciation
SMARTSTOP SELF STORAGE REIT, INC. AND SUBSIDIARIES
SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION
December 31, 2021

				Initial Cost to Company					Gross Carrying Amount at December 31, 2021
Description	ST	Encumbrance		Land	Building and Improvements	Total	Cost Capitalized Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Morrisville	NC	$—	(4)	$531,000	$1,891,000	$2,422,000	$203,911		$531,000	$2,094,911	$2,625,911	$567,666	2004	11/3/2014
Cary	NC	—	(4)	1,064,000	3,301,000	4,365,000	230,863		1,064,000	3,531,863	4,595,863	917,894	1998/2005/2006	11/3/2014
Raleigh	NC	—	(4)	1,186,000	2,540,000	3,726,000	366,242		1,186,000	2,906,242	4,092,242	889,757	1999	11/3/2014
Myrtle Beach I	SC	8,491,387		1,482,000	4,476,000	5,958,000	435,551		1,482,000	4,911,551	6,393,551	1,367,874	1998/2005-2007	11/3/2014
Myrtle Beach II	SC	6,736,055		1,690,000	3,654,000	5,344,000	362,654		1,690,000	4,016,654	5,706,654	1,136,026	1999/2006	11/3/2014
Whittier	CA	4,576,550		2,730,000	2,916,875	5,646,875	679,686		2,730,000	3,596,561	6,326,561	1,071,637	1989	2/19/2015
La Verne	CA	3,149,496		1,950,000	2,036,875	3,986,875	337,257		1,950,000	2,374,132	4,324,132	758,982	1986	1/23/2015
Santa Ana	CA	5,167,105		4,890,000	4,006,875	8,896,875	687,193		4,890,000	4,694,068	9,584,068	1,377,289	1978	2/5/2015
Upland	CA	3,592,384		2,950,000	3,016,875	5,966,875	619,634		2,950,000	3,636,509	6,586,509	1,113,079	1979	1/29/2015
La Habra	CA	3,641,552		2,060,000	2,356,875	4,416,875	480,484		2,060,000	2,837,359	4,897,359	787,737	1981	2/5/2015
Monterey Park	CA	2,558,942		2,020,000	2,216,875	4,236,875	371,088		2,020,000	2,587,963	4,607,963	700,623	1987	2/5/2015
Huntington Beach	CA	6,938,658		5,460,000	4,856,875	10,316,875	454,825		5,460,000	5,311,700	10,771,700	1,531,148	1986	2/5/2015
Chico	CA	1,156,470		400,000	1,336,875	1,736,875	318,526		400,000	1,655,401	2,055,401	512,473	1984	1/23/2015
Lancaster	CA	1,673,165		200,000	1,516,875	1,716,875	513,827		200,000	2,030,702	2,230,702	651,895	1980	1/29/2015
Riverside	CA	2,312,887		370,000	2,326,875	2,696,875	645,173		370,000	2,972,048	3,342,048	854,936	1985	1/23/2015
Fairfield	CA	2,731,191		730,000	2,946,875	3,676,875	262,655		730,000	3,209,530	3,939,530	893,230	1984	1/23/2015
Lompoc	CA	2,804,997		1,000,000	2,746,875	3,746,875	247,101		1,000,000	2,993,976	3,993,976	827,581	1982	2/5/2015
Santa Rosa	CA	7,283,157		3,150,000	6,716,875	9,866,875	707,986		3,150,000	7,424,861	10,574,861	2,045,850	1979-1981	1/29/2015
Vallejo	CA	—	(4)	990,000	3,946,875	4,936,875	471,786		990,000	4,418,661	5,408,661	1,188,079	1981	1/29/2015
Federal Heights	CO	2,362,109		1,100,000	3,346,875	4,446,875	385,569		1,100,000	3,732,444	4,832,444	1,223,208	1983	1/29/2015
Aurora	CO	4,773,438		810,000	5,906,875	6,716,875	867,962		810,000	6,774,837	7,584,837	1,857,178	1984	2/5/2015
Littleton	CO	2,165,274		1,680,000	2,456,875	4,136,875	339,294		1,680,000	2,796,169	4,476,169	839,741	1985	1/23/2015
Bloomingdale	IL	2,362,109		810,000	3,856,874	4,666,874	482,572		810,000	4,339,446	5,149,446	1,181,965	1987	2/19/2015
Crestwood	IL	1,623,943		250,000	2,096,875	2,346,875	408,973		250,000	2,505,848	2,755,848	747,404	1987	1/23/2015
Forestville	MD	3,444,719		1,940,000	4,346,875	6,286,875	1,135,417		1,940,000	5,482,292	7,422,292	1,771,423	1988	1/23/2015
Warren I	MI	1,943,803		230,000	2,966,875	3,196,875	589,950		230,000	3,556,825	3,786,825	1,001,700	1996	5/8/2015
Sterling Heights	MI	2,288,303		250,000	3,286,875	3,536,875	900,208		250,000	4,187,083	4,437,083	1,125,799	1977	5/21/2015
Troy	MI	3,395,551		240,000	4,176,875	4,416,875	426,309		240,000	4,603,184	4,843,184	1,242,658	1988	5/8/2015
Warren II	MI	2,239,081		240,000	3,066,875	3,306,875	738,498		240,000	3,805,373	4,045,373	1,109,909	1987	5/8/2015
Beverly	NJ	1,377,888		400,000	1,696,875	2,096,875	347,222		400,000	2,044,097	2,444,097	538,731	1988	5/28/2015
Everett	WA	2,706,553		2,010,000	2,956,875	4,966,875	711,039		2,010,000	3,667,914	5,677,914	1,014,368	1986	2/5/2015
Foley	AL	4,109,079		1,839,000	5,717,000	7,556,000	872,876		1,839,000	6,589,876	8,428,876	1,739,003	1985/1996/2006	9/11/2015
Tampa	FL	1,623,943		718,244	2,257,471	2,975,715	591,736		718,244	2,849,207	3,567,451	731,056	1985	11/3/2015
Boynton Beach	FL	8,119,712		1,983,491	15,232,817	17,216,308	522,682		1,983,491	15,755,499	17,738,990	2,894,164	2004	1/7/2016
Lancaster II	CA	2,337,525		670,392	3,711,424	4,381,816	364,599		670,392	4,076,023	4,746,415	958,848	1991	1/11/2016
Milton (2)	ONT	—	(4)	1,452,870	7,929,810	9,382,680	1,296,349	(3)	1,589,957	9,089,072	10,679,029	1,657,888	2006	2/11/2016
Burlington I (2)	ONT	—	(4)	3,293,267	10,278,861	13,572,128	1,684,237	(3)	3,604,007	11,652,358	15,256,365	2,161,490	2011	2/11/2016
Oakville I (2)	ONT	—	(4)	2,655,215	13,072,458	15,727,673	3,601,041	(3)	2,905,750	16,422,964	19,328,714	3,062,077	2016	2/11/2016
Oakville II (2)	ONT	—	(4)	2,983,307	9,346,283	12,329,590	1,148,190	(3)	3,175,043	10,302,737	13,477,780	1,966,494	2004	2/29/2016

				Initial Cost to Company					Gross Carrying Amount at December 31, 2021
Description	ST	Encumbrance		Land	Building and Improvements	Total	Cost Capitalized Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Burlington II (2)	ONT	—	(4)	2,944,035	5,125,839	8,069,874	792,209	(3)	3,133,248	5,728,835	8,862,083	1,086,359	2008	2/29/2016
Xenia	OH	—	(4)	275,493	2,664,693	2,940,186	125,193		275,493	2,789,886	3,065,379	636,991	2003	4/20/2016
Sidney	OH	—	(4)	255,246	1,806,349	2,061,595	195,147		255,246	2,001,496	2,256,742	672,383	2003	4/20/2016
Troy	OH	—	(4)	150,666	2,596,010	2,746,676	163,453		150,666	2,759,463	2,910,129	715,817	2003	4/20/2016
Greenville	OH	—	(4)	82,598	1,909,466	1,992,064	171,633		82,598	2,081,099	2,163,697	467,252	2003	4/20/2016
Washington Court House	OH	—	(4)	255,456	1,882,203	2,137,659	134,240		255,456	2,016,443	2,271,899	472,400	2003	4/20/2016
Richmond	IN	—	(4)	223,159	2,944,379	3,167,538	173,528		223,159	3,117,907	3,341,066	748,311	2003	4/20/2016
Connersville	IN	—	(4)	155,533	1,652,290	1,807,823	119,477		155,533	1,771,767	1,927,300	420,844	2003	4/20/2016
Port St. Lucie I	FL	—	(4)	2,589,781	6,339,578	8,929,359	246,827		2,589,781	6,586,405	9,176,186	1,337,544	1999	4/29/2016
Sacramento	CA	—	(4)	1,205,209	6,616,767	7,821,976	310,247		1,205,209	6,927,014	8,132,223	1,279,895	2006	5/9/2016
Oakland	CA	—	(4)	5,711,189	6,902,446	12,613,635	283,038		5,711,189	7,185,484	12,896,673	1,323,701	1979	5/18/2016
Concord	CA	—	(4)	19,090,003	17,202,868	36,292,871	527,701		19,090,003	17,730,569	36,820,572	3,380,651	1988/1998	5/18/2016
Pompano Beach	FL	8,590,310		3,947,715	16,656,002	20,603,717	273,564		3,947,715	16,929,566	20,877,281	2,839,090	1979	6/1/2016
Lake Worth	FL	10,308,370		12,108,208	10,804,173	22,912,381	372,050		12,108,208	11,176,223	23,284,431	2,596,479	1998/2003	6/1/2016
Jupiter	FL	11,568,280		16,029,881	10,556,833	26,586,714	350,151		16,029,881	10,906,984	26,936,865	2,119,399	1992/2012	6/1/2016
Royal Palm Beach	FL	9,678,415		11,425,394	13,275,322	24,700,716	245,466		11,425,394	13,520,788	24,946,182	2,948,501	2001/2003	6/1/2016
Port St. Lucie II	FL	6,897,272		5,130,621	8,410,474	13,541,095	364,231		5,130,621	8,774,705	13,905,326	1,829,146	2002	6/1/2016
Wellington	FL	—	(4)	10,233,511	11,662,801	21,896,312	228,681		10,233,511	11,891,482	22,124,993	2,147,885	2005	6/1/2016
Doral	FL	—	(4)	11,335,658	11,485,045	22,820,703	342,908		11,335,658	11,827,953	23,163,611	2,187,326	1998	6/1/2016
Plantation	FL	15,267,178		12,989,079	19,224,919	32,213,998	748,941		12,989,079	19,973,860	32,962,939	3,577,330	2002/2012	6/1/2016
Naples	FL	—	(4)	11,789,085	12,771,305	24,560,390	318,165		11,789,085	13,089,470	24,878,555	2,336,610	2002	6/1/2016
Delray	FL	11,854,625		17,096,692	12,983,627	30,080,319	314,350		17,096,692	13,297,977	30,394,669	2,453,118	2003	6/1/2016
Baltimore	MD	—	(4)	3,897,872	22,427,843	26,325,715	482,503		3,897,872	22,910,346	26,808,218	4,344,071	1990/2014	6/1/2016
Sonoma	CA	6,795,065		3,468,153	3,679,939	7,148,092	208,431		3,468,153	3,888,370	7,356,523	765,760	1984	6/14/2016
Las Vegas I	NV	11,158,848		2,391,220	11,117,892	13,509,112	244,483		2,391,220	11,362,375	13,753,595	1,904,642	2002	7/28/2016
Las Vegas II	NV	11,207,605		3,840,088	9,916,937	13,757,025	279,151		3,840,088	10,196,088	14,036,176	1,820,736	2000	9/23/2016
Las Vegas III	NV	8,474,386		2,565,579	6,338,944	8,904,523	347,209		2,565,579	6,686,153	9,251,732	1,228,886	1989	9/27/2016
Asheville I	NC	6,918,115		3,619,676	11,173,603	14,793,279	457,669		3,619,676	11,631,272	15,250,948	2,104,881	1988/2005/2015	12/30/2016
Asheville II	NC	3,147,488		1,764,969	3,107,311	4,872,280	221,552		1,764,969	3,328,863	5,093,832	634,672	1984	12/30/2016
Hendersonville I	NC	2,172,880		1,081,547	3,441,204	4,522,751	212,209		1,081,547	3,653,413	4,734,960	659,490	1982	12/30/2016
Asheville III	NC	4,529,521		5,096,833	4,620,013	9,716,846	279,316		5,096,833	4,899,329	9,996,162	974,273	1991/2002	12/30/2016
Arden	NC	6,350,930		1,790,118	10,265,741	12,055,859	504,410		1,790,118	10,770,151	12,560,269	1,722,185	1973	12/30/2016
Asheville IV	NC	4,273,906		4,558,139	4,455,118	9,013,257	259,434		4,558,139	4,714,552	9,272,691	942,650	1985/1986/2005	12/30/2016
Asheville V	NC	4,912,945		2,414,680	7,826,417	10,241,097	352,977		2,414,680	8,179,394	10,594,074	1,468,544	1978/2009/2014	12/30/2016
Asheville VI	NC	3,379,252		1,306,240	5,121,332	6,427,572	253,796		1,306,240	5,375,128	6,681,368	895,740	2004	12/30/2016
Asheville VIII	NC	4,393,763		1,764,965	6,162,855	7,927,820	316,428		1,764,965	6,479,283	8,244,248	1,197,519	1968/2002	12/30/2016
Hendersonville II	NC	4,138,146		2,597,584	5,037,350	7,634,934	309,416		2,597,584	5,346,766	7,944,350	1,137,080	1989/2003	12/30/2016
Asheville VII	NC	1,541,793		782,457	2,139,791	2,922,248	79,404		782,457	2,219,195	3,001,652	435,125	1999	12/30/2016
Sweeten Creek Land	NC	—		348,480	—	348,480	—		348,480	—	348,480	—	N/A	12/30/2016
Highland Center Land	NC	—		50,000	—	50,000	—		50,000	—	50,000	—	N/A	12/30/2016
Aurora II	CO	—	(4)	1,584,664	8,196,091	9,780,755	157,997		1,584,664	8,354,088	9,938,752	1,625,937	2012	1/11/2017
Dufferin (2)	ONT	—	(4)	6,258,511	16,287,332	22,545,843	3,225,720	(3)	6,982,313	18,789,250	25,771,563	2,957,742	2015	2/1/2017
Mavis (2)	ONT	—	(4)	4,657,233	14,493,508	19,150,741	2,456,944	(3)	5,195,845	16,411,840	21,607,685	2,555,732	2013	2/1/2017
Brewster (2)	ONT	—	(4)	4,136,329	9,527,410	13,663,739	1,747,889	(3)	4,614,699	10,796,929	15,411,628	1,711,556	2013	2/1/2017
Granite (2)	ONT	—	(4)	3,126,446	8,701,429	11,827,875	1,552,968	(3)	3,488,022	9,892,821	13,380,843	1,489,138	1998/2016	2/1/2017
Centennial (2)	ONT	—	(4)	1,714,644	11,428,538	13,143,182	1,609,284	(3)	1,912,944	12,839,522	14,752,466	1,911,640	2016/2017	2/1/2017

				Initial Cost to Company					Gross Carrying Amount at December 31, 2021
Description	ST	Encumbrance		Land	Building and Improvements	Total	Cost Capitalized Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Ft. Pierce	FL	8,764,926		1,152,931	12,398,306	13,551,237	179,255		1,152,931	12,577,561	13,730,492	1,149,644	2008	1/24/2019
Russell Blvd, Las Vegas II	NV	—	(4)	3,433,634	15,449,497	18,883,131	616,377		3,510,075	15,989,433	19,499,508	1,818,991	1996	1/24/2019
Jones Blvd, Las Vegas I	NV	—	(4)	1,975,283	12,565,410	14,540,693	112,426		1,975,283	12,677,836	14,653,119	1,155,683	1999	1/24/2019
Airport Rd, Colorado Springs	CO	—	(4)	870,373	7,877,813	8,748,186	310,397		870,373	8,188,210	9,058,583	794,832	1983	1/24/2019
Riverside	CA	—	(4)	1,259,685	6,995,794	8,255,479	403,567		1,259,685	7,399,361	8,659,046	748,262	1980	1/24/2019
Stockton	CA	—	(4)	783,938	7,706,492	8,490,430	128,802		783,938	7,835,294	8,619,232	781,841	1984	1/24/2019
Azusa	CA	—	(4)	4,384,861	9,153,677	13,538,538	192,710		4,384,861	9,346,387	13,731,248	891,278	1986	1/24/2019
Romeoville	IL	—	(4)	964,701	5,755,146	6,719,847	317,118		964,701	6,072,264	7,036,965	629,507	1986	1/24/2019
Elgin	IL	—	(4)	1,162,197	2,895,052	4,057,249	174,475		1,162,197	3,069,527	4,231,724	405,281	1986	1/24/2019
San Antonio I	TX	—	(4)	1,602,740	9,196,093	10,798,833	190,860		1,602,740	9,386,953	10,989,693	906,834	1998	1/24/2019
Kingwood	TX	—	(4)	1,016,291	9,358,519	10,374,810	185,592		1,016,291	9,544,111	10,560,402	962,688	2001	1/24/2019
Aurora	CO	—	(4)	1,678,141	5,958,219	7,636,360	97,678		1,678,141	6,055,897	7,734,038	769,655	2015	1/24/2019
Stoney Creek I (2)	ONT	—	(4)	2,363,127	8,154,202	10,517,329	647,749	(3)	2,484,281	8,680,797	11,165,078	865,075	N/A	1/24/2019
Torbarrie (2)	ONT	—	(4)	2,714,051	5,262,813	7,976,864	8,999,685	(3)	2,853,196	14,123,353	16,976,549	964,565	1980	1/24/2019
Baseline	AZ	—	(4)	1,307,289	11,385,380	12,692,669	185,598		1,307,289	11,570,978	12,878,267	1,146,394	2016	1/24/2019
3173 Sweeten Creek Rd, Asheville	NC	—	(4)	1,036,164	8,764,558	9,800,722	1,232,390		1,036,164	9,996,948	11,033,112	903,948	1982	1/24/2019
Elk Grove	IL	—	(4)	2,384,166	6,000,071	8,384,237	195,577		2,384,166	6,195,648	8,579,814	624,144	2016	1/24/2019
Garden Grove	CA	—	(4)	8,076,202	13,152,494	21,228,696	221,713		8,076,202	13,374,207	21,450,409	1,290,282	2017	1/24/2019
Deaverview Rd, Asheville	NC	—	(4)	1,449,001	4,412,039	5,861,040	326,762		1,449,001	4,738,801	6,187,802	504,453	1992	1/24/2019
Highland Center Blvd, Asheville	NC	—	(4)	1,763,875	4,823,116	6,586,991	147,350		1,763,875	4,970,466	6,734,341	514,074	1994	1/24/2019
Sarasota	FL	—	(4)	1,084,165	7,359,913	8,444,078	127,769		1,084,165	7,487,682	8,571,847	688,561	2017	1/24/2019
Mount Pleasant	SC	—	(4)	1,054,553	5,678,794	6,733,347	139,511		1,054,553	5,818,305	6,872,858	536,465	2016	1/24/2019
Nantucket	MA	20,207,279		5,854,837	33,210,517	39,065,354	231,298		5,854,837	33,441,815	39,296,652	2,977,319	2002	1/24/2019
Pembroke Pines	FL	—	(4)	3,146,970	14,296,167	17,443,137	52,301		3,146,970	14,348,468	17,495,438	1,354,706	2018	1/24/2019
Riverview	FL	—	(4)	1,593,082	7,102,271	8,695,353	3,202,819		2,405,974	9,492,198	11,898,172	760,263	2018	1/24/2019
Eastlake	CA	—	(4)	2,120,104	15,417,746	17,537,850	38,746		2,120,104	15,456,492	17,576,596	1,351,755	2018	1/24/2019
McKinney	TX	—	(4)	2,177,186	9,320,876	11,498,062	58,919		2,101,521	9,455,460	11,556,981	875,478	2016	1/24/2019
Hualapai Way, Las Vegas	NV	—	(4)	742,839	9,018,717	9,761,556	56,467		742,839	9,075,184	9,818,023	837,593	2018	1/24/2019
Gilbert	AZ	—	(4)	1,379,687	9,021,255	10,400,942	375,672		1,037,750	9,738,864	10,776,614	769,412	2019	7/11/2019
Industrial, Jensen Beach	FL	4,009,000		893,648	6,969,348	7,862,996	4,413		893,648	6,973,761	7,867,409	181,890	1979	3/17/2021
Emmett F Lowry Expy, Texas City	TX	5,112,000		940,119	8,643,066	9,583,185	12,959		940,119	8,656,025	9,596,144	222,496	2010	3/17/2021
Van Buren Blvd, Riverside II	CA	3,510,000		2,308,151	7,393,117	9,701,268	3,700		2,308,151	7,396,817	9,704,968	182,303	1984	3/17/2021
Las Vegas Blvd, Las Vegas	NV	5,413,000		922,569	11,035,721	11,958,290	16,653		922,569	11,052,374	11,974,943	259,938	1996	3/17/2021
Goodlette Rd, Naples	FL	—	(4)	2,467,683	18,647,151	21,114,834	54,452		2,467,683	18,701,603	21,169,286	450,994	2001	3/17/2021
Centennial Pkwy, LV II	NV	7,118,000		1,397,045	15,193,510	16,590,555	17,056		1,397,045	15,210,566	16,607,611	369,614	2006	3/17/2021
Texas Ave, College Station	TX	—	(4)	3,530,460	5,583,528	9,113,988	22,293		3,530,460	5,605,821	9,136,281	156,964	2004	3/17/2021
Meridian Ave, Puyallup	WA	6,616,000		5,747,712	9,884,313	15,632,025	11,009		5,747,712	9,895,322	15,643,034	286,021	1990	3/17/2021

				Initial Cost to Company					Gross Carrying Amount at December 31, 2021
Description	ST	Encumbrance		Land	Building and Improvements	Total	Cost Capitalized Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Westheimer Pkwy, Katy	TX	—	(4)	1,212,751	6,423,972	7,636,723	35,003		1,212,751	6,458,975	7,671,726	159,761	2003	3/17/2021
FM 1488, The Woodlands II	TX	—	(4)	1,945,532	8,905,822	10,851,354	13,444		1,945,532	8,919,266	10,864,798	232,709	2007	3/17/2021
Hwy 290, Cypress	TX	—	(4)	2,832,498	5,259,689	8,092,187	88,037		2,832,498	5,347,726	8,180,224	146,448	2002	3/17/2021
Lake Houston Pkwy, Humble	TX	—	(4)	2,475,909	6,539,367	9,015,276	21,372		2,475,909	6,560,739	9,036,648	191,140	2004	3/17/2021
Gosling Rd, The Woodlands	TX	—	(4)	1,248,558	7,314,476	8,563,034	30,754		1,248,558	7,345,230	8,593,788	185,048	2002	3/17/2021
Queenston Blvd, Houston	TX	—	(4)	778,007	5,241,798	6,019,805	78,741		778,007	5,320,539	6,098,546	138,910	2007	3/17/2021
Jim Johnson Rd, Plant City	FL	8,722,000		1,176,605	20,045,758	21,222,363	21,140		1,176,605	20,066,898	21,243,503	593,021	2004	3/17/2021
Frelinghuysen Ave, Newark	NJ	—	(4)	10,700,968	24,754,531	35,455,499	1,699,478		10,700,968	26,454,009	37,154,977	644,080	1931	3/17/2021
Redmond Fall City Rd, Redmond	WA	—	(4)	3,874,807	7,061,417	10,936,224	1,139		3,874,807	7,062,556	10,937,363	190,700	1997	3/17/2021
Greenway Rd, Surprise	AZ	—		1,340,075	7,695,947	9,036,022	(20,973)		1,340,075	7,674,974	9,015,049	196,300	2019	3/17/2021
Marshall Farms Rd, Ocoee	FL	—		1,253,081	10,931,368	12,184,449	7,254		1,253,081	10,938,622	12,191,703	261,907	2019	3/17/2021
Ardrey Kell Rd, Charlotte	NC	—		1,316,193	15,140,130	16,456,323	—		1,316,193	15,140,130	16,456,323	362,190	2018	3/17/2021
University City, Charlotte II	NC	—	(4)	1,134,981	11,301,614	12,436,595	9,335		1,134,981	11,310,949	12,445,930	276,730	2017	3/17/2021
Hydraulic Rd, Charlottesville	VA	—	(4)	1,846,479	16,268,290	18,114,769	—		1,846,479	16,268,290	18,114,769	383,007	2017	3/17/2021
Metcalf St, Escondido	CA	40,782,500		1,018,965	18,019,171	19,038,136	7,385		1,018,965	18,026,556	19,045,521	413,320	2019	3/17/2021
Tamiami Trail, Punta Gorda	FL	—		2,034,608	15,764,762	17,799,370	3,130		2,034,608	15,767,892	17,802,500	385,760	1992	3/17/2021
Iroquois Shore Rd, Oakville III (2)	ONT	12,795,250		1,423,150	18,637,895	20,061,045	(221,692	) (3)	1,402,815	18,436,538	19,839,353	380,230	2020	4/16/2021
Van Buren Blvd, Riverside III	CA	—		3,705,043	6,511,602	10,216,645	245,224		3,705,043	6,756,826	10,461,869	144,370	1996	5/27/2021
Alameda Pkwy, Lakewood	CO	—	(4)	2,134,320	14,750,963	16,885,283	91,888		2,134,320	14,842,851	16,977,171	90,911	1998	10/19/2021
Corporate Office	CA	4,014,185		975,000	5,525,000	6,500,000	41,748		975,000	5,566,748	6,541,748	377,239	2018	1/24/2019

		$394,310,259		$393,416,415	$1,130,591,133	$1,524,007,548	$69,616,080		$397,508,081	$1,196,115,547	$1,593,623,628	$155,926,875

(1)	The aggregate cost of real estate for United States federal income tax purposes is approximately $1,655,597,027.
(2)	This property is located in Ontario, Canada.
(3)	The change in cost at these self storage facilities are the net of the impact of foreign exchange rate changes and any actual additions.
(4)
The equity interest in these wholly-owned subsidiaries that directly own these unencumbered real estate assets comprise the borrowing base of the KeyBank Credit Facility and such equity interests were pledged as of December 31, 2021 for the benefit of the lenders thereunder.

Activity in real estate facilities during 2019, 2020, and 2021 was as follows:

	2021	2020	2019
Real estate facilities
Balance at beginning of year	$1,210,102,582	$1,173,825,368	$820,296,026
Facility acquisitions	371,507,610	—	351,070,238
Impact of foreign exchange rate changes	(138,457)	4,147,798	6,582,603
Improvements and additions	12,151,893	32,129,416	7,565,494
Other facility acquisitions	15,689,143	—	—
Asset disposals	—	—	(11,688,993)
Disposition due to deconsolidation	(15,689,143)	—	—

Balance at end of year	$1,593,623,628	$1,210,102,582	$1,173,825,368

Accumulated depreciation
Balance at beginning of year	$(115,903,045)	$(83,692,491)	$(54,264,685)
Asset disposals	—	—	202,416
Depreciation expense	(40,158,233)	(31,711,102)	(29,188,668)
Disposition due to deconsolidation	62,466	—	—
Impact of foreign exchange rate changes	71,937	(499,452)	(441,554)

Balance at end of year	$(155,926,875)	$(115,903,045)	$(83,692,491)

Construction in process
Balance at beginning of year	$1,761,303	$12,237,722	$130,383
Net additions and assets placed into service	37,701	(10,476,419)	12,107,339

Balance at end of year	$1,799,004	$1,761,303	$12,237,722

Real estate facilities, net	$1,439,495,757	$1,095,960,840	$1,102,370,599